Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	73,418	78,382
Hangzhou Aqua Ventures Investment Management L.P. (ii)	106,704	63,093
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (i ii )	27,465	36,702
Others (v)	44,193	38,694
Equity securities without readily determinable fair values
Hunan Qindao Cultural Spread Ltd. ( iv )	30,000	30,000
Hangzhou Faceunity Technology Limited ( iv )	70,000	70,000
Haining Yijiayi Culture Co., Ltd. ( iv )	25,000	25,000
Others (v)	119,125	113,125

	495,905	454,996